Consolidated Statements of Operations (Unaudited) (Sept 2020 Note) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenue
Total revenue	$ 135,927	$ 96,275	$ 195,948	$ 181,911
Cost of sales	47,907	73,588	49,219	135,540
Gross profit	88,020	22,687	146,729	46,371
General and administrative corporate expenses
General & administrative expenses	675,129	349,297	839,917	859,810
Depreciation and amortization expense	33,883	6,741	66,855	10,053
Total general and administrative corporate expenses	709,012	356,038	906,772	869,863
Loss from operations	(620,992)	(333,351)	(760,043)	(823,492)
Other income (expense)
Gain on forgiveness of loan	5,040	0	10,080	0
Grant income	0	0	2,000	0
Loss on settlement of debt	0	0	(18,281)	0
Loss on forgiveness of notes receivable	0	(27,000)	0	(27,000)
Loss on modification of debt	0	(50,756)	0	(50,756)
Loss on extinguishment of debt	(64,194)	0	(64,194)	(50,756)
Change in fair value of derivatives	(511,975)	0	(787,407)	0
Interest expense	(77,232)	(2,308)	(147,014)	(3,679)
Total other income (expense)	(648,361)	(80,064)	(1,004,816)	(81,435)
Net loss	$ (1,269,353)	$ (413,415)	$ (1,764,859)	$ (904,927)
Basic and diluted earnings per share on net loss	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average shares outstanding	597,871,392	528,339,793	574,198,491	471,101,799
Live events [Member]
Revenue
Total revenue	$ 30,318	$ 96,275	$ 30,377	$ 181,911
Gym [Member]
Revenue
Total revenue	$ 105,609	$ 0	$ 165,571	$ 0